Condensed Statements of Convertible Preferred Stock and Stockholders' Equity Deficit (Parenthetical) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Convertible Preferred Stock [Member]
Stock issuance cost	$ 245	$ 212